Certain Transactions (Details) - USD ($)		12 Months Ended
	Mar. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain Transactions (Details) [Line Items]
Equity investment		$ 0	$ 39,100,000
Description of contingent payments				The total contingent payments could have amounted to a maximum aggregate amount of up to €37 million.
Restructuring Charges		9,055,000	10,058,000	$ 19,177,000
us-gaap_RestructuringCharges		504,000	5,114,000	4,178,000
us-gaap_RestructuringCharges_RND		1,818,000	4,373,000	2,683,000
us-gaap_RestructuringCharges_COGS		6,733,000	571,000	12,316,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		33,900,000	30,100,000	13,900,000
Long-term investments		$ 61,800,000	41,100,000
Issuance of shares as part of the Origin acquisition (in Shares)		44,000
Issuance of shares as part of the Origin acquisition		$ 500,000		5,202,000
Total Consideration Paid For Acquisitions		12,600,000	300,000
Share in net profits (losses) of associated companies		39,100,000	33,325,000	$ 32,705,000
Investment in non-marketable equity securities		22,900,000	13,800,000
UltiMaker [Member]
Certain Transactions (Details) [Line Items]
Equity investment					$ 105,600,000
Ownership percentage					46.50%
Payments to Acquire Equity Method Investments	$ 4,500,000
Share in net profits (losses) of associated companies		$ 39,100,000	$ 33,200,000
Ultimaker's Shareholders | UltiMaker [Member]
Certain Transactions (Details) [Line Items]
Payments to Acquire Equity Method Investments	$ 8,000,000.0
Related to Developed Technology [Member] | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets		5 years
Related to Developed Technology [Member] | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets		10 years
Covestro | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets		7 years
Covestro | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets		10 years